Form N-1A Cover	Aug. 26, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GAMCO GLOBAL SERIES FUNDS, INC.
Entity Central Index Key	0000909504
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 26, 2025
Prospectus Date	Apr. 30, 2025